BANKING FACILITIES	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
BANKING FACILITIES

NOTE 14. BANKING FACILITIES

A subsidiary of the Company entered into a banking facility agreement with a bank, pursuant to which the subsidiary is entitled to trade facilities of HK$20.0 million and HK$4.4 million as of September 30, 2024 and 2025, respectively. The facilities were secured by a property owned by the subsidiary and a property jointly owned by the founder of the Company and his family member, and jointly guaranteed by the founder of the Company and his family member as of September 30, 2024 (see Note 23). The facilities were secured by a property owned by the subsidiary, and a corporate guarantee by the Company as of September 30, 2025. The banking facilities include letter of credit, trust receipt, invoice financing, letter of guarantee, and corporate credit card facilities. As of September 30, 2024 and 2025, the Group had utilized HK$2,355,023 and HK$1,957,870, respectively. The unutilized banking facilities were HK$17,644,977 and HK$2,442,130 as of September 30, 2024 and 2025, respectively.